Leases - Summary of Cost Components of Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease cost
Operating lease cost	$ 427	$ 499
Short-term lease cost	161	304
Sublease income	(29)	(26)
Total lease cost	$ 559	$ 777